Note F - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]

NOTE F - PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.